Taxation - Summary of Deferred Tax (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	£ 48,032	£ 31,028	£ 9,105
Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	37,021	19,443	8,604
Loan relationships [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	421
US Tax Credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	9,880	10,032
Accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)		947
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	414	400
Share options [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	55
Other US deferred tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	86
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	137	202	6
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	£ 18	£ 4	£ 495